CONCESSION ARRANGEMENTS RIGHTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of balance of assets in concession arrangements

The following is the balance of the assets in concession arrangements registered in the Group as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
Financial assets at fair value (1)	Ps.	2,635,437	Ps.	4,181,835
Financial asset at amortized cost net (2)		14,431,265		15,078,406
Total financial assets in concession arrangements rights (3)	Ps.	17,066,702	Ps.	19,260,241
Intangible assets (1)		13,495,108		14,314,560
Total assets in concession arrangements rights	Ps	30,561,810	Ps.	33,574,801
(1)	The variation corresponds to the termination of the concession agreement for the Ballena–Cartagena gas pipeline section, operated by Promigas, in compliance with the contractual and regulatory conditions applicable to the natural gas transportation system. As a result, the asset is reclassified as property, plant, and equipment, with Promigas remaining as its operator. See note 12.1, “Assets under concession agreements” and 16.2 “Financial assets in concession arrangements”.
(2)	As of December 31, 2025 and 2024, the balance of the financial asset at amortized cost includes an impairment expense of Ps. 648 and Ps. (709) respectively, see note 16.1.
(3)	See note 12.1, “Assets under concession agreements”.

Schedule of changes in financial assets in concession arrangements

The following table shows the changes in financial assets in concession arrangements registered in Grupo Aval’s subsidiaries for the years ended on December 31, 2025, 2024 and 2023:

	Energy and Gas						Infrastructure
	At fair value		At amortized cost		Total		At amortized cost		Total
Balance as of January 1, 2023	Ps.	3,507,231	Ps.	4,824	Ps.	3,512,055	Ps.	12,640,961	Ps.	16,153,016
Additions or new concession arrangements		—		118,109		118,109		877,884		995,993
Collections during the year		—		—		—		(1,144,396)		(1,144,396)
Adjustment to fair value		323,685		—		323,685		—		323,685
Accrued interest		—		—		—		1,493,115		1,493,115
Year impairment charge		—		—		—		(223)		(223)
Effect of movements in exchange rates		—		(8,370)		(8,370)		—		(8,370)
Balance as of December 31, 2023	Ps.	3,830,916	Ps.	114,563	Ps.	3,945,479	Ps.	13,867,341	Ps.	17,812,820
Additions or new concession arrangements		—		76,572		76,572		1,100,702		1,177,274
Collections during the year		—		(74,231)		(74,231)		(897,403)		(971,634)
Adjustment to fair value		350,919		—		350,919		—		350,919
Accrued interest		—		—		—		861,175		861,175
Year impairment charge		—		—		—		(709)		(709)
Effect of movements in exchange rates		—		30,396		30,396		—		30,396
Balance as of December 31, 2024	Ps.	4,181,835	Ps.	147,300	Ps.	4,329,135	Ps.	14,931,106	Ps.	19,260,241
Additions or new concession arrangements		—		19,451		19,451		543,610		563,061
Net effect from concession termination (1)		(2,169,561)		—		(2,169,561)		—		(2,169,561)
Collections during the year (2)		—		(155,978)		(155,978)		(1,947,215)		(2,103,193)
Adjustment to fair value		623,163		—		623,163		—		623,163
Accrued interest		—		—		—		879,130		879,130
Year impairment charge		—		—		—		648		648
Effect of movements in exchange rates		—		13,213		13,213		—		13,213
Balance as of December 31, 2025	Ps.	2,635,437	Ps.	23,986	Ps.	2,659,423	Ps.	14,407,279	Ps.	17,066,702
(1)	As of December 31, 2025, the Company recognizes the termination of the concession contract related to the Ballena–Cartagena gas pipeline segment, operated by Promigas.
(2)	As of December 31, 2025, advances received under Infrastructure relate to Concesionaria Vial del Oriente S.A.S. for Ps. (547,452) and Concesionaria Vial del Pacífico S.A.S. for Ps. (1,399,763). As of December 31, 2024, advances received under Infrastructure relate to Concesionaria Panamericana S.A. for Ps. (27,795), Concesionaria Vial del Oriente S.A.S. for Ps. (848,947), and Concesionaria Vial del Pacífico S.A.S. for Ps. (20,661).

Schedule of movements of the main concession arrangements under intangible assets

The following table shows the movements of the main concession arrangements in Grupo Aval’s subsidiaries under intangible assets during years ended at December 31, 2025, 2024 and 2023:

Cost	Energy and Gas		Infrastructure		Total
Balance as of January 1, 2023	Ps.	7,238,835	Ps.	7,521,341	Ps.	14,760,176
Additions (1)		588,454		714,489		1,302,943
Transfers to PPE		229		4,041		4,270
Withdrawals		(6,489)		—		(6,489)
Effect of movements in exchange rates (2)		(712,856)		—		(712,856)
Balance as of December 31, 2023	Ps.	7,108,173	Ps.	8,239,871	Ps.	15,348,044
Additions (1)		741,423		708		742,131
Transfers to PPE		244		—		244
Transfer to non-current assets held for sale		(33,400)		—		(33,400)
Withdrawals		(21,794)		—		(21,794)
Effect of movements in exchange rates (2)		472,522		—		472,522
Balance as of December 31, 2024	Ps.	8,267,168	Ps.	8,240,579	Ps.	16,507,747
Additions (1)		726,404		—		726,404
Transfers to Other Intangible Assets (3)		(31,347)		—		(31,347)
Transfers to / from PPE (3)		(722,070)		—		(722,070)
Transfers to / from other accounts receivable for concession contracts (3)(4)		(639,347)		62,940		(576,407)
Withdrawals		(9,760)		—		(9,760)
Effect of movements in exchange rates (2)		(571,471)		—		(571,471)
Balance as of December 31, 2025	Ps.	7,019,577	Ps.	8,303,519	Ps.	15,323,096

Cost	Energy and Gas		Infrastructure		Total

Accumulated Amortization	Energy and Gas		Infrastructure		Total
Balance as of January 1, 2023	Ps.	(1,339,183)	Ps.	(165,863)	Ps.	(1,505,046)
Amortization of the year		(277,702)		(39,385)		(317,087)
Transfers to PPE		—		(2,184)		(2,184)
Withdrawals		289		—		289
Effect of movements in exchange rates (2)		41,062		—		41,062
Balance as of December 31, 2023	Ps.	(1,575,534)	Ps.	(207,432)	Ps.	(1,782,966)
Amortization of the year		(303,951)		(93,095)		(397,046)
Transfers to PPE		18		—		18
Transfer to non-current assets held for sale		26,426		—		26,426
Withdrawals		6,997		—		6,997
Effect of movements in exchange rates (2)		(37,931)		—		(37,931)
Balance as of December 31, 2024	Ps.	(1,883,975)	Ps.	(300,527)	Ps.	(2,184,502)
Amortization of the year		(319,923)		(86,002)		(405,925)
Transfers to Other Intangible Assets (3)		3,609		—		3,609
Transfers to / from PPE (3)		551,313		—		551,313
Transfers to other accounts receivable for concession contracts (3)		160,830		—		160,830
Withdrawals		3,136		—		3,136
Effect of movements in exchange rates (2)		44,576		—		44,576
Balance as of December 31, 2025	Ps.	(1,440,434)	Ps.	(386,529)	Ps.	(1,826,963)

Impairment loss	Energy and Gas		Infrastructure		Total
Balance as of January 1, 2023	Ps.	(7,811)	Ps.	(4,613)	Ps.	(12,424)
Period impairment charge		—		4,613		4,613
Balance as of December 31, 2023	Ps.	(7,811)	Ps.	—	Ps.	(7,811)
Period impairment charge		(874)		—		(874)
Balance as of December 31, 2024	Ps.	(8,685)	Ps.	—	Ps.	(8,685)
Transfers to / from PPE (3)		2,535		—		2,535
Withdrawals		5,125		—		5,125
Balance as of December 31, 2025	Ps.	(1,025)	Ps.	—	Ps.	(1,025)

Total Intangible Assets	Energy and Gas		Infrastructure		Total
Balance as of January 1, 2023	Ps.	5,891,841	Ps.	7,350,865	Ps.	13,242,706
Cost		(130,662)		718,530		587,868
Amortization		(236,351)		(41,569)		(277,920)
Impairment loss		—		4,613		4,613
Balance as of December 31, 2023 (5)	Ps.	5,524,828	Ps.	8,032,439	Ps.	13,557,267
Cost		1,158,995		708		1,159,703
Amortization		(308,441)		(93,095)		(401,536)
Impairment loss		(874)		—		(874)
Balance as of December 31, 2024 (5)	Ps.	6,374,508	Ps.	7,940,052	Ps.	14,314,560
Cost		(1,247,591)		62,940		(1,184,651)
Amortization		443,541		(86,002)		357,539
Impairment loss		7,660		—		7,660
Balance as of December 31, 2025 (3)(5)	Ps.	5,578,118	Ps.	7,916,990	Ps.	13,495,108
(1)	Gas and Energy, includes borrowing costs capitalized for Ps. 44,136 as of December 31, 2025; Ps. 39,433 as of December 31, 2024 and Ps. 31,672 as of December 31, 2023.
(2)	Corresponds to the variation in the TRM between January and December: Ps. (652.07) per U.S. dollar in 2025, Ps. 587.1 in 2024, and Ps. (988.15) in 2023.
(3)	For energy and gas, corresponds to the transfer of the value assigned to the residual control of the assets associated with the Ballena-Cartagena contract, in compliance with the contractual and regulatory conditions applicable to the natural gas transportation system. See note 12.1, “Assets in concession contracts.” See note 15, “Tangible assets.” See note 18, “Other intangible assets”.
(4)	For infrastructure, corresponds to the recognition for tariff differential in accordance with Resolution No. 20253040030445 of August 4, 2025, which authorizes the increase of tolls to apply the collections that were not made during the years 2023 and 2024.
(5)	As of December 31, 2025, includes intangible assets arising from concession contracts under construction in the Energy and Gas segment amounting to Ps. 190,673. As of December 31, 2024, includes intangible assets arising from concession contracts under construction in the Energy and Gas segment amounting to Ps. 209,535.

Schedule of main concession contracts granted

The following is a summary of the main concession contracts granted to Grupo Aval’s subsidiaries as of December 31, 2025:

						Year of
Concession					Contract	construction	% Work	Concession
Owner	Recognition	Business and country	Objective	Current stage	date	start	Progress	end date
Gas and Energy
Surtigas S.A. E.S.P.	Fair value / Intangible assets	Energy and Gas Colombia	Purchase, storage, packaging and distribution of gases derived from hydrocarbons.	Operation	03/1984 to 04/1994	1984	100%	2034 to 2045
Transmetano E.S.P. S.A.	Fair value / Intangible assets	Energy and Gas Colombia	Construction, operation and maintenance of gas transportation systems.	Operation	08/1994	1996	100%	2044
Promigas S.A. E.S.P.	Fair value / Intangible assets	Energy and Gas Colombia	Purchase, sale, transportation, distribution, exploitation and exploration of natural gas, oil and hydrocarbons in general.	Operation	05/1976 to 11/1994	1976	100%	2026 to 2044
Promioriente S.A. E.S.P.	Fair value / Intangible assets	Energy and Gas Colombia	Construction, operation and maintenance of gas pipelines.	Operation	09/1995	1995	100%	2045
Gases de Occidente S.A. E.S.P.	Fair value / Intangible assets	Energy and Gas Colombia	Transportation and distribution of liquefied petroleum gas and natural gas.	Operation	08/1998	1998	100%	2047
Compañía Energética de Occidente S.A. E.S.P. (1)	Intangible assets	Energy and Gas Colombia	Administrative, operational, technical and commercial management for the provision of electrical energy.	Operation and construction	01/2010	2010	100%	2035
Sociedad Portuaria El Cayao S.A. E.S.P.	Intangible assets	Energy and Gas Colombia	Construction, maintenance and administration of ports.	Operation	07/2015	2015	100%	2035
Gases del Pacífico S.A.C.	Amortized cost / Intangible assets	Energy and Gas Perú	Purchase, sale, production, commercialization of energy in any of its forms.	Operation	10/2013	2015	100%	2034
Gases del Norte del Perú S.A.C.	Amortized cost / Intangible assets	Energy and Gas Perú	Construction and distribution service of natural gas.	Operation and construction	11/2019	2020	100%	2051
Infrastructure
Proyectos de Infraestructura S.A.	Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	12/1993	1994	100%	2033
Concesionaria Panamericana S.A.S.	Amortized cost / Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation and maintenance	12/1997	2009	100%	2035
Concesionaria Vial del Pacífico S.A.S.	Amortized cost	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	09/2014	2018	97%	2043
Concesionaria Nueva Vía del Mar S.A.S.	Amortized cost	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Preconstruction	01/2015	2027	4.11%	2044
Concesionaria Vial Andina S.A.S.	Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation and maintenance	06/2015	2016	100%	2054
Concesionaria Vial Del Oriente S.A.S.	Amortized cost	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	07/2015	2018	98.32%	2043

(1)  The concession has an investment commitment for the expansion, replacement and improvement of the infrastructure which as of December 2025 has an advance of 62.34%.